Segmental and Geographical Information - Summary of Revenue By Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	$ 2,316,680	$ 2,256,608	$ 1,673,922
Cost of revenue	(1,293,505)	(1,240,097)	(902,994)
Gross profit	1,023,175	1,016,511	770,928
Less: Demand generation expense	(272,009)	(291,821)	(198,787)
Order contribution	751,166	724,690	572,141
Selling, general and administrative expenses (excluding demand generation expense)	(1,461,594)	(1,189,147)	(1,152,696)
Impairment losses on tangible assets	(19,945)	0	(2,991)
Impairment losses on intangible assets	(116,787)	(11,779)	(36,269)
Operating loss	(847,160)	(476,236)	(619,815)
(Losses)/gains on items held at fair value and remeasurements	1,298,612	2,023,743	(2,643,573)
Share of results of associates	68	(52)	(74)
Finance income	38,369	12,599	24,699
Finance costs	(148,557)	(86,441)	(91,294)
(Loss)/profit before tax	341,332	1,473,613	(3,330,057)
Digital Platform
Disclosure Of Operating Segments [Line Items]
Revenue	1,741,374	1,718,182	1,246,384
Cost of revenue	(1,014,785)	(987,929)	(686,178)
Gross profit	726,589	730,253	560,206
Less: Demand generation expense	(272,009)	(291,821)	(198,787)
Order contribution	454,580	438,432	361,419
Digital Platform | Third-party Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	827,224	845,941	637,568
Digital Platform | Platform Services Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	1,419,721	1,385,678	1,033,156
Digital Platform | First-party Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	592,497	539,737	395,588
Digital Platform | Platform Fulfillment Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	321,653	332,504	213,228
Brand Platform
Disclosure Of Operating Segments [Line Items]
Revenue	477,146	467,505	390,014
Cost of revenue	(242,663)	(225,989)	(199,208)
Gross profit	234,483	241,516	190,806
In-Stores
Disclosure Of Operating Segments [Line Items]
Revenue	98,160	70,921	37,524
Cost of revenue	(36,057)	(26,179)	(17,608)
Gross profit	$ 62,103	$ 44,742	$ 19,916